18. SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Share Capital
SHARE CAPITAL

Denison is authorized to issue an unlimited number of common shares without par value. A continuity summary of the issued and outstanding common shares and the associated dollar amounts is presented below:

	Number of
	Common
(in thousands except share amounts)	Shares

Balance-January 1, 2016	518,438,669	$1,130,779
Issued for cash:
Share issue proceeds	15,127,805	9,444
Share issue costs	-	(603)
Acquisition of Hook Carter (note 12)	7,500,000	2,854
Flow-through share premium liability	-	(1,843)
Share cancellations	(344,109)	-
	22,283,696	9,852
Balance-December 31, 2016	540,722,365	$1,140,631

Issued for cash:
Share issue proceeds	18,337,000	14,806
Share issue costs	-	(851)
Share option exercises	128,873	70
Share option exercises-fair value adjustment	-	110
Flow-through share premium liability	-	(2,839)
Share cancellations	(5,029)	-
	18,460,844	11,296
Balance-December 31, 2017	559,183,209	$1,151,927

New Issues

In May 2016, the Company completed a private placement of 15,127,805 flow-through common shares at a price of CAD$0.82 per share for gross proceeds of $9,444,000 (CAD$12,405,000). The income tax benefits of this issue were renounced to subscribers with an effective date of December 31, 2016. The related flow-through share premium liability is included as a component of other liabilities on the balance sheet at December 31, 2016 and was extinguished during 2017 (see note 16).

In March 2017, Denison completed a private placement of 18,337,000 shares of Denison for gross proceeds of $14,806,000 (CAD$20,000,290). The aggregate share offering was comprised of the following three elements: (1) a “Common Share” offering which consisted of 5,790,000 common shares of Denison at a price of CAD$0.95 per share for gross proceeds of CAD$5,500,500; (2) a “Tranche A Flow-Through” offering which consisted of 8,482,000 flow-through shares at a price of CAD$1.12 per share for gross proceeds of CAD$9,499,840; and (3) a “Tranche B Flow-Through” offering which consisted of 4,065,000 flow-through shares at a price of CAD$1.23 per share for gross proceeds of CAD$4,999,950. The income tax benefits of the flow-through elements of this issue were renounced to subscribers with an effective date of December 31, 2017. The related flow-through share premium liabilities are included as a component of other liabilities on the balance sheet at December 31, 2017 and will be extinguished during 2018 when the tax benefit is renounced to the shareholders (see note 16).

Acquisition Related Issues

In November 2016, the Company issued 7,500,000 shares at a value of $2,854,000 (CAD$3,825,000) to acquire an 80% interest in the Hook Carter property (see note 12).

Share Cancellations

In June 2016, 147,481 shares were cancelled in connection with the June 2014 acquisition of International Enexco Limited (“IEC”). IEC shareholders were entitled to exchange their IEC shares for shares of Denison in accordance with the share exchange ratio established for the acquisition. In June 2016, this right expired and the un-exchanged shares for which shareholders had not elected to exercise their exchange rights were subsequently cancelled.

In December 2016, 196,628 shares were cancelled in connection with the December 2006 acquisition of Denison Mines Inc (“DMI”). DMI shareholders were entitled to exchange their DMI shares for shares of Denison according to the share exchange ratio established for the acquisition. In December 2016, this right expired and the un-exchanged shares for which shareholders had not elected to exercise their exchange rights were subsequently cancelled.

In January 2017, 5,029 shares were cancelled in connection with the January 2014 acquisition of the minority interest of Rockgate Capital Corp (“RCC”). RCC shareholders were entitled to exchange their RCC shares for shares of Denison in accordance with the share exchange ratio established for the acquisition. In January 2017, this right expired and the un-exchanged shares for which shareholders had not elected to exercise their exchange rights were subsequently cancelled.

Flow-Through Share Issues

The Company finances a portion of its exploration programs through the use of flow-through share issuances. Canadian income tax deductions relating to these expenditures are claimable by the investors and not by the Company.

As at December 31, 2017, the Company estimates that it has satisfied its obligation to spend CAD$12,405,000 on eligible exploration expenditures as a result of the issuance of flow-through shares in May 2016. The Company renounced the income tax benefits of this issue in February 2017, with an effective date of renunciation to its subscribers of December 31, 2016. In conjunction with the renunciation, the flow-through share premium liability has been reversed and recognized as part of the deferred tax recovery in 2017 (see note 17).

As at December 31, 2017, the Company estimates that it incurred CAD$1,976,000 of expenditures towards its obligation to spend CAD$9,499,840 on eligible exploration expenditures as a result of the issuance of Tranche A flow-through shares in March 2017.

As at December 31, 2017, the Company has not incurred any expenditures towards its obligation to spend CAD$4,999,950 on eligible exploration expenditures as a result of the issuance of Tranche B flow-through shares in March 2017.